Subsidiaries (Details)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
9474-9454 Quebec Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries		9474-9454 Québec Inc.
Country of incorporation		Canada
Principal activity		Exploration
Ownership interest		100.00%	100.00%	100.00%
North American Lithium Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries	[1]	North American Lithium Inc.
Country of incorporation	[1]	Canada
Principal activity	[1]	Lithium mining and processing
Ownership interest	[1]	75.00%	75.00%	75.00%
Sayona East Kimberley Pty Ltd [Member]
List of subsidiary companies [Abstract]
Subsidiaries		Sayona East Kimberley Pty Ltd
Country of incorporation		Australia
Principal activity		Exploration
Ownership interest		100.00%	100.00%	100.00%
Sayona Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries		Sayona Inc.
Country of incorporation		Canada
Principal activity		Administrative services
Ownership interest		100.00%	100.00%	100.00%
Sayona International Pty Ltd [Member]
List of subsidiary companies [Abstract]
Subsidiaries		Sayona International Pty Ltd
Country of incorporation		Australia
Principal activity		Investment holding company
Ownership interest		100.00%	100.00%	100.00%
Sayona Lithium Pty Ltd [Member]
List of subsidiary companies [Abstract]
Subsidiaries		Sayona Lithium Pty Ltd
Country of incorporation		Australia
Principal activity		Exploration
Ownership interest		100.00%	100.00%	100.00%
Sayona North Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries		Sayona North Inc.
Country of incorporation		Canada
Principal activity		Exploration
Ownership interest		100.00%	100.00%	100.00%
Sayona Quebec Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries	[1]	Sayona Québec Inc.
Country of incorporation	[1]	Canada
Principal activity	[1]	Investment holding company
Ownership interest	[1]	75.00%	75.00%	75.00%
Shock MergeCo Inc. [Member]
List of subsidiary companies [Abstract]
Subsidiaries	[2]	Shock MergeCo Inc.
Country of incorporation	[2]	United States
Principal activity	[2]	Investment holding company
Ownership interest	[2]	100.00%	0.00%	0.00%
Piedmont Lithium Quebec Holdings Inc. [Member]
List of subsidiary companies [Abstract]
Non-controlling ownership interest		25.00%

[1]	Non-controlling ownership interest of 25 per cent is held by Piedmont Lithium Québec Holdings Inc.
[2]	Shock MergeCo Inc. was incorporated on 14 November 2024.